Revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	£ 6,761	£ 7,613
Total other revenue	304	348
Total revenue from continuing operations	7,065	7,961
UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,623	3,736
Total other revenue	79	19
Total revenue from continuing operations	2,702	3,755
US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	4,138	3,877
Total other revenue	225	329
Total revenue from continuing operations	4,363	4,206
UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,306	1,132
Total other revenue	100	50
Total revenue from continuing operations	1,406	1,182
UK Electricity Transmission | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,306	1,132
Total other revenue	100	50
UK Electricity Transmission | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	894	1,162
Total other revenue	2	2
Total revenue from continuing operations	896	1,164
UK Electricity Distribution | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	894	1,162
Total other revenue	2	2
UK Electricity Distribution | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		1,012
Total other revenue		0
Total revenue from continuing operations	0	1,012
UK Electricity System Operator | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		1,012
Total other revenue		0
UK Electricity System Operator | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
Total other revenue		0
New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,474	1,518
Total other revenue	19	27
Total revenue from continuing operations	1,493	1,545
New England | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New England | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,474	1,518
Total other revenue	19	27
New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,648	2,315
Total other revenue	19	26
Total revenue from continuing operations	2,667	2,341
New York | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New York | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,648	2,315
Total other revenue	19	26
National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	437	473
Total other revenue	144	151
Total revenue from continuing operations	581	624
National Grid Ventures | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	423	430
Total other revenue	(38)	(38)
National Grid Ventures | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	14	43
Total other revenue	182	189
Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2	1
Total other revenue	20	92
Total revenue from continuing operations	22	93
Other | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	15	5
Other | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2	1
Total other revenue	5	87
Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,928	1,764
Transmission | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,293	1,116
Transmission | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Transmission | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		46
Transmission | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	49	46
Transmission | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	163	126
Transmission | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	423	430
Transmission | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	4,758	4,763
Distribution | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	860	1,113
Distribution | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
Distribution | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,421	1,468
Distribution | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,477	2,181
Distribution | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	1
System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		966
System Operator | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
System Operator | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
System Operator | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		966
System Operator | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
System Operator | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
System Operator | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
System Operator | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
Generation
Revenue from Contracts with Customers [line items]
Total other revenue	177	191
Generation | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total other revenue		0
Generation | New England
Revenue from Contracts with Customers [line items]
Total other revenue	(1)	0
Generation | New York
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total other revenue	178	191
Generation | Other
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	75	120
Total other revenue	127	157
Other | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	13	16
Total other revenue	100	50
Other | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	34	49
Total other revenue	2	2
Other | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue		0
Total other revenue		0
Other | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	4	4
Total other revenue	20	27
Other | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	8	8
Total other revenue	19	26
Other | National Grid Ventures
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	14	43
Total other revenue	(34)	(40)
Other | Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2	0
Total other revenue	£ 20	£ 92